SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting And Variable Interest Entities Tables
Schedule of segment reporting

Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

							Excess
							MSRs and
	Senior	Debt Investments (A)					Consumer	Inter-segment
	Housing (A)	CDOs	Other Debt (B)	Golf	Corporate	Media (C)	Loans	Elimination (D)	Total
Year Ended December 31, 2013
Interest income	$3	$119,292	$98,968	$—	$198	$—	$—	$(4,746)	$213,715
Interest expense	10,781	24,996	54,534	—	3,817		—	(4,746)	89,382
Net interest income (expense)	(10,778)	94,296	44,434	—	(3,619)	—	—	—	124,333
Impairment (reversal)	—	(9,338)	(10,431)	—	—	—	—	—	(19,769)
Other revenues	85,267	—	2,056	—	—	—	—	—	87,323
Other income (loss)	11	23,946	11,344	—	—	—	—	—	35,301
Property operating expenses	52,713	—	1,005	—	—	—	—	—	53,718
Depreciation and amortization	26,905	—	219	—	4	—	—	—	27,128
Other operating expenses	20,982	741	3,144	—	47,277	—	—	—	72,144
Income tax expense	1,038	—	—	—	—	—	—	—	1,038
Income (loss) from continuing operations	(27,138)	126,839	63,897	—	(50,900)	—	—	—	112,698
Income (loss) from discontinued operations	—	—	(46)	—	—	6,311	33,378	—	39,643
Net income (loss)	(27,138)	126,839	63,851	—	(50,900)	6,311	33,378	—	152,341
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)
Net income attributable to noncontrolling interests	—	—	—	—	—	(928)	—	—	(928)
Income (loss) applicable to common stockholders	$(27,138)	$126,839	$63,851	$—	$(56,480)	5,383	$33,378	$—	$145,833

December 31, 2013
Investments	$1,463,758	$925,690	$1,279,549	$358,439	$—	$—	$—	$(87,528)	$3,939,908
Cash and restricted cash	31,263	2,377	—	22,890	23,492	—	—	—	80,022
Other assets	55,430	47,285	3,442	34,898	987	—	—	(155)	141,887
Assets of discontinued operations	—	—	—	—	—	690,746	—	—	690,746
Total assets	1,550,451	975,352	1,282,991	416,227	24,479	690,746	—	(87,683)	4,852,563
Debt	(1,076,828)	(645,938)	(1,149,547)	(181,910)	(51,237)	—	—	87,529	(3,017,931)
Other liabilities	(61,886)	(19,194)	(2,235)	(185,552)	(44,528)	—	—	154	(313,241)
Liabilities of discontinued operations	—	—	—	—	—	295,267	—	—	295,267
Total liabilities	(1,138,714)	(665,132)	(1,151,782)	(367,462)	(95,765)	(295,267)	—	87,683	(3,626,439)
Preferred stock	—	—	—	—	(61,583)	—	—	—	(61,583)
Noncontrolling interest	—	—	—	(366)	—	(60,913)	—	—	(61,279)
GAAP book value	$411,737	$310,220	$131,209	$48,399	$(132,869)	$334,566	$—	$—	$1,103,262

							Excess
							MSRs and
	Senior	Debt Investments (A)					Consumer	Inter-segment
	Housing (A)	CDOs	Other Debt (B)	Golf	Corporate	Media (C)	Loans	Elimination (D)	Total
Year Ended December 31, 2012
Interest income	$—	$197,007	$91,818	$—	$170	$—	$—	$(6,044)	$282,951
Interest expense	1,688	56,767	53,700	—	3,813	—	—	(6,044)	109,924
Net interest income (expense)	(1,688)	140,240	38,118	—	(3,643)	—	—	—	173,027
Impairment (reversal)	—	(7,381)	1,717	—	—	—	—	—	(5,664)
Other revenues	18,026	—	2,049	—	—	—	—	—	20,075
Other income (loss)	(82)	260,025	2,351	—	—	—	—	—	262,294
Property operating expenses	11,539	—	1,404	—	—	—	—	—	12,943
Depreciation and amortization	5,784	—	1,191	—	—	—	—	—	6,975
Other operating expenses	6,846	916	3,359	—	35,079	—	—	—	46,200
Income (loss) from continuing operations	(7,913)	406,730	34,847	—	(38,722)	—	—	—	394,942
Income (loss) from discontinued operations	—	—	(68)	—	—	—	39,236	—	39,168
Net income (loss)	(7,913)	406,730	34,779	—	(38,722)	—	39,236	—	434,110
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)

Income (loss) applicable to common stockholders	$(7,913)	$406,730	$34,779	$—	$(44,302)	$—	$39,236	$—	$428,530

December 31, 2012
Investments	$181,887	$1,417,729	$1,911,639	$—	$—	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	9,720	2,064	—	—	222,178	—	—	—	233,962
Other assets	5,111	7,429	4,777	—	202	—	—	(157)	17,362
Assets of discontinued operations	—	—	—	—	—	—	245,069	—	245,069
Total assets	196,718	1,427,222	1,916,416	—	222,380	—	245,069	(62,493)	3,945,312
Debt	(120,525)	(1,097,013)	(1,575,316)	—	(51,243)	—	—	62,336	(2,781,761)
Other liabilities	(5,084)	(37,259)	(2,856)	—	(44,969)			157	(90,011)
Liabilities of discontinued operations	—	—	(74)	—	—	—	(406)	—	(480)
Total liabilities	(125,609)	(1,134,272)	(1,578,246)	—	(96,212)	—	(406)	62,493	(2,872,252)
Preferred stock	—	—	—	—	(61,583)	—	—	—	(61,583)
GAAP book value	$71,109	$292,950	$338,170	$—	$64,585	$—	$244,663	$—	$1,011,477

							Excess
							MSRs and
	Senior	Debt Investments (A)					Consumer	Inter-segment
	Housing (A)	CDOs	Other Debt (B)	Golf	Corporate	Media (C)	Loans	Elimination (D)	Total
Year Ended December 31, 2011
Interest income	$—	$218,475	$78,234	$—	$167	$—	$—	$(5,840)	$291,036
Interest expense	—	86,110	53,950	—	3,815	—	—	(5,840)	138,035
Net interest income (expense)	—	132,365	24,284	—	(3,648)	—	—	—	153,001
Impairment (reversal)	—	(3,876)	4,986	—	—	—	—	—	1,110
Other revenues	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	—	175,702	4,793	—	—	—	—	—	180,495
Property operating expenses	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	12	—	—	—	—	—	12
Other operating expenses	—	1,058	3,622	—	24,525	—	—	—	29,205
Income (loss) from continuing operations	—	310,885	21,246	—	(28,173)	—	—	—	303,958
Income (loss) from discontinued operations	—	—	(11)	—	—	—	572	—	561
Net income (loss)	—	310,885	21,235	—	(28,173)	—	572	—	304,519
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)

Income (loss) applicable to common stockholders	$—	$310,885	$21,235	$—	$(33,753)	$—	$572	$—	$298,939

(A)	Assets held within non-recourse structures, including all of the assets in the senior housing and CDO segments, are not available to satisfy obligations outside of such financings, except to the extent net cash flow distributions are received from such structures. Furthermore, creditors or beneficial interest holders of these structures generally have no recourse to the general credit of Newcastle. Therefore, the exposure to the economic losses from such structures generally is limited to invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
(B)	The following table summarizes the investments and debt in the other debt segment:

	December 31, 2013				December 31, 2012
	Investments		Debt		Investments		Debt
Non-Recourse	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*
Manufactured housing loan portfolio I	$102,681	$91,924	$74,248	$66,446	$118,746	$100,124	$90,551	$81,963
Manufactured housing loan portfolio II	128,975	128,117	93,863	93,536	153,193	150,123	117,907	117,191
Subprime mortgage loans subject to call options	406,217	406,217	406,217	406,217	406,217	405,814	406,217	405,814
Real estate securities	56,466	50,961	39,665	36,095	63,505	53,979	44,585	40,572
Operating real estate	N/A	6,597	6,000	6,000	N/A	6,672	6,000	6,000
Subtotal	694,339	683,816	619,993	608,294	741,661	716,712	665,260	651,540
Other
Real estate loans	—	—	—	—	80,298	29,831	—	—
Unlevered real estate securities	129,563	4,296	—	—	229,299	68,863	—	—
Levered real estate securities	514,994	551,270	516,134	516,134	1,112,796	1,049,029	923,776	923,776
Other Investments	N/A	6,160	—	—	N/A	6,024	—	—
Residential mortgage loans	45,323	34,007	25,119	25,119	55,997	41,180	—	—
	$1,384,219	$1,279,549	$1,161,246	$1,149,547	$2,220,051	$1,911,639	$1,589,036	$1,575,316

*	As of December 31, 2013 and December 31, 2012, aggregate face amounts of $133.9 million and $71.1 million (carrying values of $87.5 million and $62.5 million), respectively, of debt represents intersegment financing, which is eliminated upon consolidation.

(C)	In February 2014, the media segment was spun off from Newcastle and will not be reported as a segment in future filings.

(D)	Represents the elimination of investments and financings and their related income and expenses between the CDO segment, the other debt segment and the golf segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Schedule of other debt segment investments and debt
The following table summarizes the investments and debt in the other debt segment:

	December 31, 2013				December 31, 2012
	Investments		Debt		Investments		Debt
Non-Recourse	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*
Manufactured housing loan portfolio I	$102,681	$91,924	$74,248	$66,446	$118,746	$100,124	$90,551	$81,963
Manufactured housing loan portfolio II	128,975	128,117	93,863	93,536	153,193	150,123	117,907	117,191
Subprime mortgage loans subject to call options	406,217	406,217	406,217	406,217	406,217	405,814	406,217	405,814
Real estate securities	56,466	50,961	39,665	36,095	63,505	53,979	44,585	40,572
Operating real estate	N/A	6,597	6,000	6,000	N/A	6,672	6,000	6,000
Subtotal	694,339	683,816	619,993	608,294	741,661	716,712	665,260	651,540
Other
Real estate loans	—	—	—	—	80,298	29,831	—	—
Unlevered real estate securities	129,563	4,296	—	—	229,299	68,863	—	—
Levered real estate securities	514,994	551,270	516,134	516,134	1,112,796	1,049,029	923,776	923,776
Other Investments	N/A	6,160	—	—	N/A	6,024	—	—
Residential mortgage loans	45,323	34,007	25,119	25,119	55,997	41,180	—	—
	$1,384,219	$1,279,549	$1,161,246	$1,149,547	$2,220,051	$1,911,639	$1,589,036	$1,575,316

*	As of December 31, 2013 and December 31, 2012, aggregate face amounts of $133.9 million and $71.1 million (carrying values of $87.5 million and $62.5 million), respectively, of debt represents intersegment financing, which is eliminated upon consolidation.

Schedule of holdings in variable interest entities

Newcastle had variable interests in the following unconsolidated VIEs at December 31, 2013, in addition to the subprime securitizations which are described in Note 7:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
Newcastle CDO V	$200,616	$226,615	$2,002

CDO VIII Repack (D)	$146,645	$146,645	$104,308

(A)	Face amount.
(B)	Newcastle CDO V includes $39.8 million face amount of debt owned by Newcastle with a carrying value of $2.0 million at December 31, 2013. CDO VIII Repack includes $116.8 million face amount of debt owned by Newcastle with a carrying value of $104.3 million at December 31, 2013.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity.
(D)	See Notes 13 and 14 for information about the securitization that is collateralized by certain Newcastle CDO VIII Class I Notes.